SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of RSUs
Unvested - beginning of year | shares	323,895
Granted | shares	210,892
Vested | shares	(118,486)
Canceled | shares	(29,083)
Unvested - year end | shares	387,218
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 22.40
Granted | $ / shares	29.60
Vested | $ / shares	19.94
Canceled | $ / shares	24.54
Unvested - year end | $ / shares	$ 26.91